Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Limited Partners, Units	5,826,676.707	6,635,420.493
U.S. Treasury Bills [Member]
Investment in U.S. Treasury bills, cost	$ 74,931,917	$ 120,992,891
Class of Units A [Member]
General Partner, Units	0.000	73,997.691
Class of Units Z [Member]
General Partner, Units	177,782.627	0.000